Amplify Digital Payments ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 0.3%
Ibotta, Inc. - Class A (a)	28,118	$639,122

Financials - 94.1% (b)
Adyen NV (a)(c)(d)	8,372	13,519,719
Affirm Holdings, Inc. (a)	145,950	10,863,058
American Express Co.	35,504	13,134,705
Block, Inc. (a)	151,674	9,872,461
Boku, Inc. (a)(c)(d)	304,926	861,292
Coinbase Global, Inc. - Class A (a)	39,087	8,839,134
Corpay, Inc. (a)	32,535	9,790,758
Dlocal Ltd.	144,973	2,049,918
Euronet Worldwide, Inc. (a)	50,353	3,832,367
EVERTEC, Inc.	43,786	1,273,735
Fidelity National Information Services, Inc.	146,657	9,746,824
Fiserv, Inc. (a)	154,443	10,373,936
Flywire Corp. (a)	132,008	1,869,233
Global Payments, Inc.	127,856	9,896,054
GMO Payment Gateway, Inc.	64,346	4,003,742
Green Dot Corp. - Class A (a)	58,470	749,001
Kakaopay Corp. (a)	55,872	1,904,353
Marqeta, Inc. - Class A (a)	347,468	1,650,473
Mastercard, Inc. - Class A	23,184	13,235,282
Nanduq PLC - ADR (a)(e)(f)	235,051	0
Nexi SpA (c)(d)	869,308	4,309,479
Pagseguro Digital Ltd. - Class A	242,928	2,341,826
PayPal Holdings, Inc.	206,840	12,075,319
PayPoint PLC	95,547	608,515
Remitly Global, Inc. (a)	220,536	3,043,397
Shift4 Payments, Inc. - Class A (a)(f)	78,987	4,973,811
StoneCo Ltd. - Class A (a)	301,281	4,455,946
Toast, Inc. - Class A (a)	276,766	9,827,961
Visa, Inc. - Class A	38,200	13,397,122
Western Union Co.	362,502	3,374,894
WEX, Inc. (a)	37,154	5,535,203
Wise PLC - Class A (a)	821,540	9,845,618
Worldline SA (a)(c)(d)(f)	342,106	627,592
Zip Co. Ltd. (a)	1,735,787	3,808,200
		205,690,928

Information Technology - 5.4%
ACI Worldwide, Inc. (a)	105,818	5,059,159
NCR Voyix Corp. (a)	127,709	1,302,632
PAX Global Technology, Ltd.	953,000	618,314
Q2 Holdings, Inc. (a)	65,078	4,696,029
		11,676,134
TOTAL COMMON STOCKS (Cost $262,174,616)		218,006,184

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (g)	6,433,708	6,433,708
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,433,708)		6,433,708

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (g)	2,294,595	2,294,595
TOTAL MONEY MARKET FUNDS (Cost $2,294,595)		2,294,595

TOTAL INVESTMENTS - 103.8% (Cost $270,902,919)		226,734,487
Liabilities in Excess of Other Assets - (3.8)%		(8,227,779)
TOTAL NET ASSETS - 100.0%		$218,506,708

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $19,318,082 or 8.8% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of December 31, 2025, the value of these securities total $19,318,082 or 8.8% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $5,113,490.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Digital Payments ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$218,006,184	$–	$0	$218,006,184
Investments Purchased with Proceeds from Securities Lending	6,433,708	–	–	6,433,708
Money Market Funds	2,294,595	–	–	2,294,595
Total Investments	$226,734,487	$–	$0	$226,734,487

Refer to the Schedule of Investments for further disaggregation of investment categories.